Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 42,823	$ 38,682	$ 33,873
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	17,885	15,192	11,840
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	7,211	7,057	5,543
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	13,865	12,427	12,422
Other
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 3,862	$ 4,006	$ 4,068